Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible Assets

Intangible assets consist of the following as of September 30, 2024:

(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Total

Strategic pipeline contract	$46,885	$27,349	$19,536
Assembled workforce	500	292	208
Patents	259	17	242
Total	$47,644	$27,658	$19,986

Intangible assets consist of the following as of December 31, 2023:

(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Total

Strategic pipeline contract	$46,885	$20,317	$26,568
Assembled workforce	500	216	284
Patents	165	10	155
Total	$47,550	$20,543	$27,007

Amortization expense for the three and nine months ended September 30, 2024 and 2023 was approximately $2.4 million and $7.1 million, respectively.

The strategic pipeline contract relates to supply of a critical input to our digital mining and hosting business. The Company has analyzed this strategic pipeline contract similar to a permit for future benefit. The strategic pipeline contract relates to potential renewable energy datacenters that fit in the alignment of the Company structure to expand operations of the Company’s new focus in their business.

The Company expects to record amortization expense of intangible assets over the next five years and thereafter as follows:

(Dollars in thousands)
Year	2024
2024 (remainder of the year)	$2,372
2025	9,490
2026	7,910
2027	12
2028	12
Thereafter	190
Total	$19,986

6. Intangible Assets

Intangible assets consist of the following as of December 31, 2023:

(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Total

Strategic pipeline contract	$46,885	$20,317	$26,568
Assembled workforce	500	216	284
Patents	165	10	155
Total	$47,550	$20,543	$27,007

Intangible assets consist of the following as of December 31, 2022:

(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Total

Strategic pipeline contract	$46,885	$10,940	$35,945
Assembled workforce	500	117	383
Patents	110	6	104
Total	$47,495	$11,063	$36,432

Amortization expense for the year ended December 31, 2023 and 2022 was approximately $9.5 million and $9.5 million.

The strategic pipeline contract relates to supply of a critical input to our digital mining business. The Company has analyzed this strategic pipeline contract similar to a permit for future benefit. The strategic pipeline contract relates to potential renewable energy datacenters that fit in the alignment of the Company structure to expand operations of the Company’s new focus in their business.

The Company expects to record amortization expense of intangible assets over the next five years and thereafter as follows:

(Dollars in thousands)
Year ending December 31,
2024	$9,485
2025	9,485
2026	7,905
2027	8
2028	8
Thereafter	116
Total	$27,007